Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net Income (Loss)	$ 21,411	$ 35,608	$ 15,689
Currency translation adjustment
Unrealized net change arising during period	11	(41)	(55)
Unrealized holding gain (loss) on securities
Net gain (loss) arising during period	1	(1)	(1)
Derivatives
Net derivatives gain (loss) on hedge transactions	(11)	65	(6)
Reclassification to net income	33	(80)	6
Income tax benefit (cost) on derivatives transactions	(5)	3	0
Total	17	(12)	0
Actuarial gain (loss)
Amortization to net income of net actuarial loss and settlements	244	599	1,069
Actuarial gain (loss) arising during period	(550)	1,050	1,244
Prior service credits (cost)
Amortization to net income of net prior service costs and curtailments	(13)	(19)	(14)
Prior service (costs) credits arising during period	(29)	(96)	0
Defined benefit plans sponsored by equity affiliates - benefit (cost)	6	100	127
Income tax benefit (cost) on defined benefit plans	151	(489)	(647)
Total	(191)	1,145	1,779
Other Comprehensive Gain (Loss), Net of Tax	(162)	1,091	1,723
Comprehensive Income (Loss)	21,249	36,699	17,412
Comprehensive loss (income) attributable to noncontrolling interests	(42)	(143)	(64)
Comprehensive Income (Loss) Attributable to Chevron Corporation	$ 21,207	$ 36,556	$ 17,348